Related Party Transactions - Schedule of Amounts Due to Related Party (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Grande Holding Limited [Member]
Schedule of Amounts Due to Related Party [Line Items]
Amounts due to a related party	$ (1,821,726)	$ (1,821,726)